                                 WT MUTUAL FUND

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

    SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Prospectus for the Service Shares of the Balentine Premier Money Market Portfolio (the "Portfolio") dated November 1, 2004, and should be read in conjunction with that Prospectus.

CHANGE TO THE PORTFOLIO'S INVESTMENT STRUCTURE

      Currently, the Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly. Instead, the Portfolio invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. The Portfolio has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring the Portfolio into a stand-alone mutual fund would be beneficial to the Portfolio and its shareholders. Management of the Portfolio expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by the Portfolio of its investment in its corresponding master fund, whereby the master fund will distribute to the Portfolio substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Portfolio will be the surviving entity and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolio will directly invest in securities beginning on July 1, 2005.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                            CRM SMALL CAP VALUE FUND
                          CRM SMALL/MID CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM LARGE CAP VALUE FUND

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Prospectus for the Institutional and Investors Shares of the CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund dated November 1, 2004, as amended on November 16, 2004, and for the Retail Shares of the CRM Mid Cap Value Fund dated November 1, 2004 (each, a "Portfolio" and collectively, the "Portfolios") and should be read in conjunction with the Prospectuses.

CHANGE TO THE PORTFOLIOS' INVESTMENT STRUCTURE

      Currently, each Portfolio operates as a "feeder fund" which means that a Portfolio does not buy individual securities directly. Instead, a Portfolio invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. Each Portfolio has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded and is no longer expected to yield long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring each Portfolio into a stand-alone mutual fund would be beneficial to each Portfolio and its shareholders. Management of the Portfolios expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by each Portfolio of its investment in its corresponding master fund, whereby each master fund will distribute to each Portfolio substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Portfolios will be the surviving entities and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolios will directly invest in securities beginning on July 1, 2005.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                              ROXBURY MID CAP FUND

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Prospectuses for the Institutional, Investor and Class A, B and C Shares of the Roxbury Mid Cap Fund (the "Fund"), and should be read in conjunction with the Prospectuses.

CHANGE TO THE FUNDS' INVESTMENT STRUCTURE

      Currently, the Fund operates as a "feeder fund" which means that the Fund does not buy individual securities directly. Instead, the Fund invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. The Fund has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring the Fund into a stand-alone mutual fund would be beneficial to the Fund and its shareholders. Management of the Fund expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by the Fund of its investment in its corresponding master fund, whereby the master fund will distribute to the Fund substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Fund will be the surviving entity and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Fund will directly invest in securities beginning on July 1, 2005.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                          ROXBURY SMALL CAP GROWTH FUND

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Institutional and Investor Shares' Prospectuses for the Roxbury Small Cap Growth Fund (the "Fund"), and should be read in conjunction with the Prospectus.

CHANGE TO THE FUNDS' INVESTMENT STRUCTURE

      Currently, the Fund operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly. Instead, the Fund invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. The Fund has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring the Fund into a stand-alone mutual fund would be beneficial to the Fund and its shareholders. Management of the Fund expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by the Fund of its investment in its corresponding master fund, whereby the master fund will distribute to the Fund substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Fund will be the surviving entity and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Fund will directly invest in securities beginning on July 1, 2005.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                      WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Institutional and Investor Shares Prospectuses for the Wilmington Short/Intermediate Bond Portfolio and the Wilmington Short-Term Income Portfolio dated November 1, 2004, for the Wilmington Broad Market Bond Portfolio dated November 1, 2004, as amended December 1, 2004, and for the Wilmington Municipal Bond Portfolio dated November 1, 2004, as amended on March 30, 2005 (each, a "Portfolio" and collectively, the "Portfolios") and should be read in conjunction with those Prospectuses.

CHANGE TO THE PORTFOLIOS' INVESTMENT STRUCTURE

      Currently, each Portfolio operates as a "feeder fund" which means that a Portfolio does not buy individual securities directly. Instead, a Portfolio invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. Each Portfolio has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring each Portfolio into a stand-alone mutual fund would be beneficial to each Portfolio and its shareholders. Management of the Portfolios expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by each Portfolio of its investment in its corresponding master fund, whereby each master fund will distribute to each Portfolio substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Portfolios will be the surviving entities and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolios will directly invest in securities beginning on July 1, 2005.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Institutional and Investor Shares Prospectuses of the Wilmington Large Cap Core Portfolio and the Wilmington Large Cap Value Portfolio (each, a "Portfolio" and collectively, the "Portfolios") dated November 1, 2004, as amended on November 29, 2004, and should be read in conjunction with those Prospectuses.

CHANGE TO THE PORTFOLIOS' INVESTMENT STRUCTURE

      Currently, each Portfolio operates as a "feeder fund" which means that a Portfolio does not buy individual securities directly. Instead, a Portfolio invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. Each Portfolio has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring each Portfolio into a stand-alone mutual fund would be beneficial to each Portfolio and its shareholders. Management of the Portfolios expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by each Portfolio of its investment in its corresponding master fund, whereby each master fund will distribute to each Portfolio substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Portfolios will be the surviving entities and will hold portfolio securities directly.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolios will directly invest in securities beginning on July 1, 2005.

PROPOSED ADVISORY AGREEMENT - WILMINGTON LARGE CAP VALUE PORTFOLIO

      At a special meeting held on April 5, 2005, the Board of Trustees (the "Board") of WT Mutual Fund, including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, approved the selection of Rodney Square Management Corporation ("RSMC") as adviser to the Wilmington Large Cap Value Portfolio (the "Portfolio") pursuant to an advisory agreement. The Board's decision to retain RSMC as adviser to the Portfolio and the proposed advisory agreement is subject to approval of the shareholders of the Portfolio.

DECREASE IN ADVISORY FEE - WILMINGTON LARGE CAP CORE PORTFOLIO

      Currently, the Portfolio invests in the Large Cap Core Series of WT Investment Trust I. The Large Cap Core Series currently pays a monthly advisory fee to Rodney Square Management Corporation of 0.70% of the Series' first $1 billion of average daily net assets; 0.65% of the Series' next $1 billion of average daily net assets; and 0.60% of the Series' average daily net assets over $2 billion. However, the advisory fee payable by the Large Cap Core Series to RSMC has decreased to the new annual rate of 0.60% of the Series' first $1 billion of average daily net assets; 0.55% of the Series' next $1 billion of average daily net assets; and 0.50% of the Series' average daily net assets over $2 billion.

PROPOSED INCREASE IN ADVISORY FEE - WILMINGTON LARGE CAP VALUE PORTFOLIO

      Currently, the Portfolio invests all of its assets in the Large Cap Value Series of W T Investment Trust I. The Large Cap Value Series pays a monthly advisory fee to Cramer Rosentahl McGlynn LLC of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion. Subject to approval by the Portfolio's shareholders, the monthly advisory fee payable to RSMC pursuant to the proposed advisory agreement will increase to 0.60% of the Portfolio's first $1 billion of average daily net assets; 0.55% of the Portfolio's next $1 billion of the Portfolio's average daily net assets; and 0.50% of the Portfolio's average daily net assets in excess of $2 billion. Shareholders of the Portfolio will receive in the mail a proxy statement providing details about a Special Meeting of Shareholders relating to the proposed advisory agreement approval. This Special Meeting of Shareholders is expected to take place on or about June 14, 2005.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                      WILMINGTON LARGE CAP GROWTH PORTFOLIO
                    (FORMERLY ROXBURY LARGE CAP GROWTH FUND)

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Institutional and Investor Shares' Prospectuses for the Wilmington Large Cap Growth Portfolio (formerly, Roxbury Large Cap Growth Fund) (the "Portfolio") dated November 1, 2004, as amended December 1, 2004 and December 15, 2004, and should be read in conjunction with those Prospectuses.

CHANGE TO THE PORTFOLIO'S INVESTMENT STRUCTURE

      Currently, the Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly. Instead, the Portfolio invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. The Portfolio has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring the Portfolio into a stand-alone mutual fund would be beneficial to the Portfolio and its shareholders. Management of the Portfolio expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by the Portfolio of its investment in its corresponding master fund, whereby the master fund will distribute to the Portfolio substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Portfolio will be the surviving entity and will hold portfolio securities directly.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolio will directly invest in securities beginning on July 1, 2005.

PROPOSED INCREASE IN ADVISORY FEE

      Currently, the Portfolio invests in the WT Large Cap Growth Series of WT Investment Trust I. The WT Large Cap Growth Series pays a monthly advisory fee to Rodney Square Management Corporation ("RSMC") at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion. Subject to approval by the Portfolio's shareholders, the monthly advisory fee payable to RSMC will increase to 0.60% of the Portfolio's first $1 billion of average daily net assets; 0.55% of the Portfolio's next $1 billion of average daily net assets; and 0.50% of the Portfolio's average daily net assets over $2 billion. Shareholders of the Portfolio will receive in the mail a proxy statement providing details about a Special Meeting of Shareholders relating to the proposed increase in advisory fee. This Special Meeting of Shareholders is expected to take place on or about June 14, 2005. If the proposed increase in advisory fee is approved by shareholders, this change will take effect upon completion of the collapse of the master-feeder structure.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Institutional and Service Shares Prospectuses of the Wilmington Premier Money Market Portfolio (the "Portfolio"), and should be read in conjunction with the Prospectuses.

CHANGE TO THE PORTFOLIO'S INVESTMENT STRUCTURE

      Currently, the Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly. Instead, the Portfolio invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. The Portfolio has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring the Portfolio into a stand-alone mutual fund would be beneficial to the Portfolio and its shareholders. Management of the Portfolio expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by the Portfolio of its investment in its corresponding master fund, whereby the master fund will distribute to the Portfolio substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Portfolio will be the surviving entity and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolio will directly invest in securities beginning on July 1, 2005.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Prospectus for the Investor and Service Shares for the Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio (each, a "Portfolio" and collectively, the "Portfolios") dated November 1, 2004, as amended December 3, 2004 and should be read in conjunction with the Prospectuses.

CHANGE TO THE PORTFOLIOS' INVESTMENT STRUCTURE

      Currently, each Portfolio operates as a "feeder fund" which means that a Portfolio does not buy individual securities directly. Instead, a Portfolio invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. Each Portfolio has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring each Portfolio into a stand-alone mutual fund would be beneficial to each Portfolio and its shareholders. Management of the Portfolios expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by each Portfolio of its investment in its corresponding master fund, whereby each master fund will distribute to each Portfolio substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Portfolios will be the surviving entities and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Portfolios will directly invest in securities beginning on July 1, 2005.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 WT MUTUAL FUND

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
               WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND
                WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

   SUPPLEMENT DATED APRIL 28, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004

The information in this Supplement contains new and additional information beyond that in the Institutional, Investor and Service Shares' Prospectuses for the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, Wilmington International Strategic Allocation Fund, and the Wilmington Real Estate Strategic Allocation Fund (each, a "Fund" and collectively, the "Funds"), and should be read in conjunction with those Prospectuses.

CHANGE TO THE FUNDS' INVESTMENT STRUCTURE

      Currently, each Fund operates as a "feeder fund" which means that a Fund does not buy individual securities directly. Instead, a Fund invests in a corresponding mutual fund or a "master fund," which in turn purchases investment securities. The master funds are separate series of WT Investment Trust I. Each Fund has reserved the ability to manage its assets itself for reasons relating to costs or a change in investment goals, among others. When the Boards of Trustees of WT Investment Trust I and WT Mutual Fund established the master-feeder structure, they believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, to date the master-feeder structure has not yielded, and is no longer expected to yield, long-term efficiencies of operation and economies of scale.

      Accordingly, at several recent meetings, the Board of Trustees of WT Mutual Fund on the recommendation of management determined that restructuring each Fund into a stand-alone mutual fund would be beneficial to each Fund and its shareholders. Management of the Funds expects that the collapse of the master-feeder structure will result in reductions in fees and operating expenses. The restructuring will be accomplished through redemption by each Fund of its investment in its corresponding master fund, whereby each master fund will distribute to each Fund substantially all of the master fund's assets in a tax-free, in-kind distribution. The master fund will also be terminated at that time. The Funds will be the surviving entities and will hold portfolio securities directly. No change in the investment adviser, its services or fees will occur as a result of the restructuring.

      It is anticipated the restructuring will occur on June 30, 2005 and that the Funds will directly invest in securities beginning on July 1, 2005.

      The Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund each employ a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of each Fund's assets under the general supervision of Rodney Square Management Corporation ("RSMC"). Additionally, RSMC may allocate a portion of a Fund's assets (up to 60%) to shares of exchange traded funds ("ETF") whose underlying investments are consistent with the particular Fund's investment objective. As a shareholder in an investment company, each Fund would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The Investment Company Act of 1940, as amended, limits investments by registered investment companies in the securities of other investment companies. However, each such Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

PROPOSED INCREASE IN ADVISORY FEE - WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND

      Currently, the Wilmington International Strategic Allocation Fund invests all of its assets in the International Multi-Manager Series of WT Investment Trust I. The International Multi-Manager Series pays a monthly advisory fee to RSMC at the annual rate of 0.15% of the Series' average daily net assets. Subject to approval by the Fund's shareholders, the monthly advisory fee payable to RSMC will increase to 0.35% of the Fund's average daily net assets. Shareholders of the Fund will receive in the mail a proxy statement providing details about a Special Meeting of Shareholders relating to the proposed increase in advisory fee. This Special Meeting of Shareholders is expected to take place on or about June 14, 2005. If the proposed increase to the advisory fee of the Wilmington International Strategic Allocation Fund is approved by shareholders, the change will take effect upon the restructuring of the Fund.

DECREASE IN ADVISORY FEE - WILMINGTON LARGE CAP STRATEGIC ALLOCATION
FUND, WILMINGTON MID CAP STRATEGIC ALLOCATION FUND AND WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

     Currently, the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Wilmington Small Cap Strategic Allocation Fund invest in certain Series of WT Investment Trust I. The advisory fee payable by these Series to RSMC has decreased from the current annual rate of 0.40% of each Series' average daily net assets to the new annual rate of 0.35% of each Series' average daily net assets.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.